Note 33 - Commitments and guarantees given	12 Months Ended
Dec. 31, 2019
Commitments and Guarantees given
Disclosure of commitments and guarantees given

33. Commitments and guarantees given

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Commitments and guarantees given (Millions of Euros)
	Notes	2019	2018	2017
Loan commitments given	7.1.2	130,923	118,959	94,268
Of which: defaulted		270	247	537
Central banks		-	-	1
General governments		3,117	2,318	2,198
Credit institutions		11,742	9,635	946
Other financial corporations		4,578	5,664	3,795
Non-financial corporations		65,475	58,405	58,133
Households		46,011	42,936	29,195
Financial guarantees given (*)	7.1.2	10,984	16,454	16,545
Of which: defaulted		224	332	278
Central banks		-	2	-
General governments		125	159	248
Credit institutions		995	1,274	1,158
Other financial corporations		583	730	3,105
Non-financial corporations		8,986	13,970	11,518
Households		295	319	516
Other commitments given	7.1.2	39,209	35,098	45,738
Of which: defaulted		506	408	461
Central banks		1	1	7
General governments		521	248	227
Credit institutions		5,952	5,875	15,330
Other financial corporations		2,902	2,990	3,820
Non-financial corporations		29,682	25,723	25,992
Households		151	261	362
Total commitments and guarantees given	7.1.2	181,116	170,511	156,551

(*) Non-performing financial guarantees given amounted to €730, €740 and €739 million, respectively, as of December 31, 2019, 2018 and 2017.

As of December 31, 2019, the provisions for loan commitments given, financial guarantees given and other commitments given, recorded in the consolidated balance sheet amounted €341 million, €219 million and €151 million, respectively.

Since a significant portion of the amounts above will expire without any payment being made by the consolidated entities, the aggregate balance of these commitments cannot be considered to be the actual future requirement for financing or liquidity to be provided by the BBVA Group to third parties.

In the years 2019, 2018 and 2017, no issuance of debt securities carried out by associates of the BBVA Group, joint venture entities or non-Group entities have been guaranteed.